Related-Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Tibetan Yingli USD ($)	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2010 Tibetan Yingli CNY	Dec. 31, 2012 Subsidiaries of Yingli Group USD ($)	Dec. 31, 2012 Subsidiaries of Yingli Group CNY	Dec. 31, 2011 Subsidiaries of Yingli Group CNY	Dec. 31, 2010 Subsidiaries of Yingli Group CNY	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary USD ($)	Dec. 31, 2012 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2011 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2010 Entity whose equity shareholder is a noncontrolling interest holder of the company's foreign subsidiary CNY	Dec. 31, 2012 Affiliate USD ($)	Dec. 31, 2012 Affiliate CNY	Dec. 31, 2011 Affiliate CNY	Dec. 31, 2012 Subsidiaries of Tianwei Group USD ($)	Dec. 31, 2012 Subsidiaries of Tianwei Group CNY	Dec. 31, 2011 Subsidiaries of Tianwei Group CNY	Dec. 31, 2010 Subsidiaries of Tianwei Group CNY	Dec. 31, 2012 Silicon USD ($)	Dec. 31, 2012 Silicon CNY	Dec. 31, 2012 Lixian Yingli USD ($)	Dec. 31, 2012 Lixian Yingli CNY	Dec. 31, 2012 Shuntong Wuliu USD ($)	Dec. 31, 2012 Shuntong Wuliu CNY
Related-Party Transactions
Sales of products to related parties	$ 72,594	452,268	343,226	293,101	$ 1,678	10,454	9,439	14,020	$ 20,645	128,621	96,386	105,598	$ 31,910	198,805	5,844	173,483	$ 18,361	114,388	231,557
Purchase of raw materials and services from related parties	183,680	1,144,343	1,322,363	1,435,562
Purchase of raw materials from related parties									137,209	854,822	1,090,362	703,625	117	728	169,203	663,012				46,354	288,793	62,798	29,564
Purchase of services from related parties									46,354	288,793	62,798	29,564
Accounts receivable from related parties	45,668	284,515	281,509
Prepayments for materials to related party suppliers	29,417	183,269	157,226
Other amounts due from related parties	36,402	226,794	116,807
Total due from related parties	111,487	694,578	555,542																									4,893	30,480
Prepayments for construction of property, plant and equipment to related party suppliers	3,411	21,249	70,744
Total other due from related parties	3,411	21,249	70,744
Amounts due to related parties	(56,750)	(353,558)	(242,575)
Total due to related parties	(56,750)	(353,558)	(242,575)
Equity interest (as a percent)																	20.00%	20.00%	20.00%
Term of loan facility									1 year	1 year	1 year
Principal amount									8,026	50,000	100,000
Interest rate (as a percent)									5.40%	5.40%	7.22%
Extended term of loan facility									1 year	1 year
Deposit for guarantee																								1,605	10,000	721	4,490
Custom duty paid on behalf of related party																												$ 5,176	32,245